Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Tax Disclosure [Abstract]
Income tax expense (benefits)	$ 4.4	$ 2.1	$ 5.3	$ 1.9
Effective income tax rate percentage				12.00%